Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEO's ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	USLM Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Thousands of $)	EBITDA (Thousands of $)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	4,149,736	4,283,399	300,169	306,538	158.81	129.82	45,429	81,635
2021	3,568,689	3,858,073	284,749	293,920	144.58	166.34	37,045	69,903
2020	3,078,464	3,195,964	267,293	281,261	127.17	102.26	28,223	57,271

(a)  Reflects compensation amounts reported in the Summary Compensation Table (“SCT”)  for our CEO, Timothy W. Byrne, for the respective years shown.

(b)  “Compensation Actually Paid to CEO” in each of 2022, 2021 and 2020 reflects the respective amounts  in (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

	Covered Year
	2022	2021	2020
SCT Total Compensation	$4,149,736	$3,568,689	$3,078,464
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(2,159,925)	(1,929,925)	(1,679,850)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	2,159,925	1,929,925	1,679,850
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(23,088)	93,634	-
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	146,750	187,750	111,500
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-	-	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	10,000	8,000	6,000
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-
Compensation Actually Paid	$4,283,399	$3,858,073	$3,195,964

(c)  The following non-CEO named executive officers are included in the average figures shown:

2022:  John J. Gagnon, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2021:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2020:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

(d)  “Average Compensation Actually Paid to Non-CEO NEOs” in each of 2022, 2021 and 2020 reflects the respective amounts set forth in (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

	Covered Year
	2022	2021	2020
SCT Total Compensation	$300,169	$284,749	$267,293
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(30,142)	(32,844)	(26,887)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	35,366	32,900	33,858
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	2,497	(1,294)	6,691
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(1,756)	10,140	28
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-	-	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	404	269	278
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-
Compensation Actually Paid	$306,538	$293,920	$281,261

(e)  For the relevant year, represents the cumulative total shareholder return (“TSR”) of the company for the measurement periods ending on December 31, of each of 2022, 2021, and 2020 respectively.  TSR assumes that the value of the investment in the company’s common stock was $100 on December 31, 2019, and that all cash dividends have been reinvested.

(f)  For the relevant year, represents the cumulative TSR of a peer group index consisting of Eagle Materials, Inc., Mineral Technologies, Inc., and Summit Materials Inc. for the measurement periods ending on December 31, of each of 2022, 2021, and 2020 respectively.  TSR assumes that the value of the investment in the peer group index was $100 on December 31, 2019, and that all cash dividends have been reinvested.

(g)  Reflects “Net Income” in the company’s Consolidated Statements of Income included in the company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

(h)  “EBITDA” for the relevant year, reflects net income before interest expense, taxes, depreciation, and amortization, computed without regard to the effects of any awards granted under our 2001 Plan.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]

(a)  Reflects compensation amounts reported in the Summary Compensation Table (“SCT”)  for our CEO, Timothy W. Byrne, for the respective years shown.

(c)  The following non-CEO named executive officers are included in the average figures shown:

2022:  John J. Gagnon, Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2021:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

2020:  Russell W. Riggs, Timothy W. Stone, and Michael L. Wiedemer

Peer Group Issuers, Footnote [Text Block]

(f)  For the relevant year, represents the cumulative TSR of a peer group index consisting of Eagle Materials, Inc., Mineral Technologies, Inc., and Summit Materials Inc. for the measurement periods ending on December 31, of each of 2022, 2021, and 2020 respectively.  TSR assumes that the value of the investment in the peer group index was $100 on December 31, 2019, and that all cash dividends have been reinvested.

PEO Total Compensation Amount	$ 4,149,736	$ 3,568,689	$ 3,078,464
PEO Actually Paid Compensation Amount	$ 4,283,399	3,858,073	3,195,964
Adjustment To PEO Compensation, Footnote [Text Block]

(b)  “Compensation Actually Paid to CEO” in each of 2022, 2021 and 2020 reflects the respective amounts  in (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

	Covered Year
	2022	2021	2020
SCT Total Compensation	$4,149,736	$3,568,689	$3,078,464
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(2,159,925)	(1,929,925)	(1,679,850)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	2,159,925	1,929,925	1,679,850
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(23,088)	93,634	-
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	146,750	187,750	111,500
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-	-	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	10,000	8,000	6,000
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-
Compensation Actually Paid	$4,283,399	$3,858,073	$3,195,964

Non-PEO NEO Average Total Compensation Amount	$ 300,169	284,749	267,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 306,538	293,920	281,261
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(d)  “Average Compensation Actually Paid to Non-CEO NEOs” in each of 2022, 2021 and 2020 reflects the respective amounts set forth in (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules:

	Covered Year
	2022	2021	2020
SCT Total Compensation	$300,169	$284,749	$267,293
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(30,142)	(32,844)	(26,887)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	35,366	32,900	33,858
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	2,497	(1,294)	6,691
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(1,756)	10,140	28
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	-	-	-
Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year	404	269	278
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-
Compensation Actually Paid	$306,538	$293,920	$281,261

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%
USLM Total Shareholder Return	27.2%	13.7%	9.8%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)
Net Income	8.3%	31.3%	22.6%
EBITDA	11.8%	22.1%	16.8%

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%
USLM Total Shareholder Return	27.2%	13.7%	9.8%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)
Net Income	8.3%	31.3%	22.6%
EBITDA	11.8%	22.1%	16.8%

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%
USLM Total Shareholder Return	27.2%	13.7%	9.8%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)
Net Income	8.3%	31.3%	22.6%
EBITDA	11.8%	22.1%	16.8%

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Pay and Performance

Set forth below is a table showing the relationship of percentage changes over the prior year between various financial measures and compensation actually paid to our CEO and other named executive officers:

	Percentage Change from Prior Year
	2020	2021	2022
Compensation Actually Paid to CEO	17.3%	20.7%	11.1%
Average Compensation Actually Paid to Non-CEO NEOs	4.9%	4.5%	4.3%
USLM Total Shareholder Return	27.2%	13.7%	9.8%
Peer Group Total Shareholder Return	2.3%	62.7%	(22.0%)
Net Income	8.3%	31.3%	22.6%
EBITDA	11.8%	22.1%	16.8%

Tabular List [Table Text Block]

In addition to company financial performance as measured by net income and EBITDA, the compensation committee considers, in its subjective judgement, various financial and non-financial goals in assessing the performance of our CEO and our other named executive officers.  The table below identifies those goals which were most important to link compensation actually paid to our named executive officers to company performance:

Modernization,
		Human	Expansion and
	Succession	Capital	Development	Cost Savings		ESG and
Name	Planning	Development	Projects	and Efficiencies	Acquisitions	Sustainability
Timothy W. Byrne	✓	✓	✓	✓	✓	✓
John J. Gagnon		✓		✓	✓
Russell W. Riggs	✓	✓	✓	✓	✓
Timothy W. Stone		✓			✓
Michael L. Wiedemer		✓		✓	✓	✓

Total Shareholder Return Amount	$ 158.81	144.58	127.17
Peer Group Total Shareholder Return Amount	129.82	166.34	102.26
Net Income (Loss)	$ 45,429,000	$ 37,045,000	$ 28,223,000
Company Selected Measure Amount	81,635,000	69,903,000	57,271,000
PEO Name	Timothy W. Byrne
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]

(h)  “EBITDA” for the relevant year, reflects net income before interest expense, taxes, depreciation, and amortization, computed without regard to the effects of any awards granted under our 2001 Plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Succession: Planning
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Human Capital Development
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Modernization, Expansion and Development Projects
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cost Savings and Efficiencies
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Acquisitions
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	ESG and Sustainability
PEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,159,925)	$ (1,929,925)	$ (1,679,850)
PEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,159,925	1,929,925	1,679,850
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,088)	93,634
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,750	187,750	111,500
PEO [Member] | Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,000	8,000	6,000
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,142)	(32,844)	(26,887)
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,366	32,900	33,858
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,497	(1,294)	6,691
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,756)	10,140	28
Non-PEO NEO [Member] | Plus: Dollar Value of Dividends or Distributions Paid on Equity Awards during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 404	$ 269	$ 278